Business Segment Information (Tables)	3 Months Ended
Mar. 31, 2013
Business Segment Information (Tables) [Abstract]
Schedule of segment reporting information by segment
	North America	International	Segment Total	Corporate	Total
Three months ended March 31, 2013

Net revenue external customers	$2,287,250	$1,168,652	$3,455,902	$8,019	$3,463,921
Inter - segment revenue	1,075	-	1,075	(1,075)	-
Revenue	2,288,325	1,168,652	3,456,977	6,944	3,463,921
Depreciation and amortization	(80,160)	(45,253)	(125,413)	(30,940)	(156,353)
Operating income	368,853	183,807	552,660	(59,347)	493,313
Income (loss) from equity method investees	4,289	915	5,204	(396)	4,808
Segment assets	14,044,466	5,896,442	19,940,908	2,198,755	22,139,663
thereof investments in equity method investees	239,689	361,738	601,427	-	601,427
Capital expenditures, acquisitions and investments (1)	112,332	82,702	195,034	24,537	219,571

Three months ended March 31, 2012

Net revenue external customers	$2,104,584	$1,136,090	$3,240,674	$8,081	$3,248,755
Inter - segment revenue	3,452	-	3,452	(3,452)	-
Revenue	2,108,036	1,136,090	3,244,126	4,629	3,248,755
Depreciation and amortization	(72,016)	(42,927)	(114,943)	(28,431)	(143,374)
Operating income	347,833	194,912	542,745	(39,779)	502,966
Income (loss) from equity method investees	2,982	67	3,049	2,448	5,497
Segment assets	13,974,231	5,889,591	19,863,822	2,124,166	21,987,988
thereof investments in equity method investees	254,408	381,567	635,975	1,780	637,755
Capital expenditures, acquisitions and investments (2)	1,760,581	38,886	1,799,467	27,753	1,827,220

(1) International acquisitions exclude $3,690 of non-cash acquisitions for 2013.
(2) North America acquisitions exclude $468,793 of non-cash acquisitions and International acquisitions exclude $652 of non-cash acquisitions for 2012.